                                Janus Orion Fund

                      Supplement dated January 1, 2001 to
                      Statement of Additional Information
                              dated May 31, 2000,
                       as supplemented September 25, 2000

THIS INFORMATION SUPPLEMENTS THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. THIS SUPPLEMENT, ANY PREVIOUS SUPPLEMENT(S) AND THE STATEMENT OF ADDITIONAL INFORMATION TOGETHER CONSTITUTE A CURRENT STATEMENT OF ADDITIONAL INFORMATION. TO REQUEST ANOTHER COPY OF THE STATEMENT OF ADDITIONAL INFORMATION, PLEASE VISIT JANUS.COM OR CALL 1-800-525-3713.

Effective January 1, 2001, if you hold Fund shares in a tax-deferred account, you will no longer be charged the annual $12 account maintenance fee.